EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income	$ 11,308	$ 9,703
Undistributed Earnings Allocated to Participating Securities	(127)	0
Earnings available to common shares	$ 11,181	$ 9,703
Denominator:
Weighted average common shares (Denominator for basic calculation, in shares)	23,589,627	22,844,896
Weighted average effect of dilutive securities:
Share-based compensation (in shares)	1,033,333	812,734
Diluted weighted average common shares (Denominator for diluted calculation, in shares)	24,622,960	23,657,630
Earnings per share:
Basic (in dollars per share)	$ 0.47	$ 0.42
Diluted (in dollars per share)	$ 0.45	$ 0.41
Outstanding stock options excluded from diluted earnings (in shares)	500,000	1,700,000